Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 821,804	$ 2,958,293
Inventories	189,646	381,002
Accounts receivable	215,256
Prepaid expenses	12,838
Total current assets	1,239,544	3,339,295
Property and equipment, net	13,167,535	2,905,037
Advance for asset	1,193,380
Operating lease right of use assets, net - related-party	2,419,338	3,479,895
Operating lease right of use assets, net	590,608	140,628
Licenses, net	18,614,750	20,742,150
Customer list, net	1,959,125	2,183,025
Intellectual property, net	2,277,000	2,884,200
Goodwill		2,499,753
Security deposit	6,893	3,587
Total assets	41,468,173	38,177,570
Current liabilities:
Accounts payable and accrued expenses	5,035,330	2,773,894
Accrued payroll and related expenses	3,946,411	4,001,470
Contract liability	25,000	25,000
Factoring, net of unamortized debt discount of $1,221,022 and $0, respectively	4,893,207	97,000
Non-convertible notes payable, current portion, net of unamortized debt discount of $500,250 and $11,724, respectively	1,820,819	228,276
Derivative liabilities		44,024,242
Convertible notes payable, net of unamortized debt discount of $0 and $31,255,497, respectively		6,459,469
Due to related parties	317,781	122,865
Operating lease obligations, current portion - related-party	2,742,140	1,427,618
Operating lease obligations, current portion	232,236	288,108
Environmental remediation		22,207
Total current liabilities	19,012,924	59,470,149
Operating lease obligations, less current portion - related-party		1,987,752
Operating lease obligations, less current portion	116,262	43,020
Non-convertible notes payable, net of unamortized debt discount of $1,965,113 and $0, respectively	7,001,422	24,711
Total liabilities	26,130,608	61,525,632
Commitments and contingencies (See Note 8)
Stockholders’ equity (deficit):
Common stock, $0.001 par value, 1,200,000,000 shares authorized; 10,962,319 and 3,331,916 shares issued and outstanding, respectively	10,962	3,332
Common stock to be issued, 0 and 8,500 shares, respectively		8
Additional paid in capital	377,595,618	275,058,282
Accumulated deficit	(362,269,015)	(298,409,685)
Total stockholders’ equity (deficit)	15,337,565	(23,348,062)
Total liabilities and stockholders’ equity	41,468,173	38,177,570
Series Z Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock - Series Z, $0.001 par value, $20,000 stated value, 500 shares authorized; 322 and 500 shares issued and outstanding, respectively		$ 1